Schedule of Investments(a)
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.40%
Aerospace & Defense–3.37%
General Electric Co.	289,404	$93,697,439
Howmet Aerospace, Inc.	463,227	119,628,373
		213,325,812
Apparel Retail–1.18%
TJX Cos., Inc. (The)	481,650	74,535,338
Application Software–0.62%
AppLovin Corp., Class A(b)	64,113	39,307,039
Automobile Manufacturers–0.83%
Tesla, Inc.(b)	121,103	52,775,476
Biotechnology–0.89%
argenx SE, ADR (Netherlands)(b)	35,198	29,425,176
Gilead Sciences, Inc.	201,656	27,108,616
		56,533,792
Broadline Retail–6.49%
Amazon.com, Inc.(b)	1,518,710	411,023,674
Cargo Ground Transportation–1.04%
XPO, Inc.(b)(c)	307,777	65,941,222
Coal & Consumable Fuels–1.13%
Cameco Corp. (Canada)(c)	632,257	71,255,364
Construction & Engineering–2.74%
Quanta Services, Inc.	244,228	173,824,394
Construction Machinery & Heavy Transportation Equipment– 2.75%
Caterpillar, Inc.	149,795	131,200,947
PACCAR, Inc.	389,995	43,043,748
		174,244,695
Consumer Finance–0.50%
American Express Co.	99,208	31,396,356
Consumer Staples Merchandise Retail–1.23%
Walmart, Inc.	671,650	77,743,488
Copper–1.10%
Freeport-McMoRan, Inc.	1,063,645	69,892,113
Diversified Banks–0.43%
JPMorgan Chase & Co.	91,901	27,506,888
Electrical Components & Equipment–2.51%
Vertiv Holdings Co., Class A	502,847	158,753,826
Electronic Components–1.71%
Coherent Corp.(b)	300,343	108,564,984
Health Care Distributors–0.52%
Cardinal Health, Inc.	168,648	33,189,926
Health Care REITs–0.64%
Welltower, Inc.	197,455	40,543,435
Shares		Value
Heavy Electrical Equipment–2.35%
Bloom Energy Corp., Class A(b)	109,911	$31,324,635
GE Vernova, Inc.	121,164	117,325,525
		148,650,160
Hotels, Resorts & Cruise Lines–2.43%
Hilton Worldwide Holdings, Inc.	337,036	110,433,216
Viking Holdings Ltd.(b)	473,510	43,615,006
		154,048,222
Industrial Machinery & Supplies & Components–0.77%
Parker-Hannifin Corp.	57,749	48,776,538
Interactive Media & Services–10.04%
Alphabet, Inc., Class C (Acquired 01/28/2016-04/30/2026; Cost $153,762,223)(d)	1,348,698	507,690,388
Meta Platforms, Inc., Class A	203,239	128,550,700
		636,241,088
Internet Services & Infrastructure–1.13%
Cloudflare, Inc., Class A(b)	295,249	71,397,113
Investment Banking & Brokerage–1.35%
Goldman Sachs Group, Inc. (The)	83,442	85,574,778
Movies & Entertainment–1.63%
Netflix, Inc.(b)	1,201,665	103,367,223
Oil & Gas Equipment & Services–0.82%
Baker Hughes Co., Class A	809,418	51,705,622
Oil & Gas Exploration & Production–0.95%
Diamondback Energy, Inc.	312,839	59,902,412
Oil & Gas Storage & Transportation–0.45%
Targa Resources Corp.	112,755	28,760,418
Pharmaceuticals–1.86%
Eli Lilly and Co.	106,672	117,872,560
Real Estate Services–0.29%
CBRE Group, Inc., Class A(b)	148,649	18,587,071
Restaurants–0.46%
Starbucks Corp.	293,147	29,068,457
Semiconductor Materials & Equipment–6.92%
Applied Materials, Inc.	231,233	104,068,724
ASML Holding N.V., New York Shares (Netherlands)	49,063	79,126,844
Lam Research Corp.	801,458	255,007,906
		438,203,474
Semiconductors–25.14%
Advanced Micro Devices, Inc.(b)	383,952	198,157,627
Broadcom, Inc.	699,778	312,639,817
Monolithic Power Systems, Inc.	63,336	99,197,476
NVIDIA Corp.	3,317,865	700,534,016
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	483,428	202,290,447
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Large Cap Fund

Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	261,769	$80,017,548
		1,592,836,931
Systems Software–3.59%
Microsoft Corp.	505,500	227,596,320
Technology Hardware, Storage & Peripherals–8.54%
Apple, Inc.	1,161,957	362,600,302
Western Digital Corp.	335,948	178,458,937
		541,059,239
Transaction & Payment Processing Services–1.00%
Mastercard, Inc., Class A	63,440	31,338,091
Visa, Inc., Class A	98,685	32,206,837
		63,544,928
Total Common Stocks & Other Equity Interests (Cost $3,046,860,826)		6,297,550,376
Money Market Funds–0.56%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f)	12,362,446	12,362,446
Invesco Treasury Portfolio, Institutional Class, 3.52%(e)(f)	22,958,827	22,958,827
Total Money Market Funds (Cost $35,321,273)		35,321,273
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,082,182,099)		6,332,871,649
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.06%
Invesco Private Government Fund, 3.58%(e)(f)(g)	1,047,528	$1,047,528
Invesco Private Prime Fund, 3.75%(e)(f)(g)	2,709,353	2,709,895
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,757,365)		3,757,423
TOTAL INVESTMENTS IN SECURITIES–100.02% (Cost $3,085,939,464)		6,336,629,072
OTHER ASSETS LESS LIABILITIES—(0.02)%		(988,269)
NET ASSETS–100.00%		$6,335,640,803
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Restricted security. The value of this security at May 31, 2026 represented 8.01% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,210,211	$382,789,822	$(374,637,587)	$-	$-	$12,362,446	$521,459
Invesco Treasury Portfolio, Institutional Class	7,818,956	710,895,384	(695,755,513)	-	-	22,958,827	960,116
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,981,027	446,927,792	(504,861,291)	-	-	1,047,528	395,346*
Invesco Private Prime Fund	152,817,015	768,873,535	(918,977,127)	(5,159)	1,631	2,709,895	1,082,840*
Total	$223,827,209	$2,309,486,533	$(2,494,231,518)	$(5,159)	$1,631	$39,078,696	$2,959,761

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Large Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,297,550,376	$—	$—	$6,297,550,376
Money Market Funds	35,321,273	3,757,423	—	39,078,696
Total Investments	$6,332,871,649	$3,757,423	$—	$6,336,629,072
Invesco Discovery Large Cap Fund